Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES
8	INVENTORIES

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Raw materials	3,216	3,167
Work-in-progress	1,015	1,571
Finished goods	2,863	2,543
	7,094	7,281

The cost of inventories recognized as expenses and included in “cost of material” and “sub-contractor charges”, line items in profit or loss. Contract manufacturers charges are the costs to produce ladies’ undergarments based on CMTP (Cutting, Manufacturing, Trimming and Packaging) term with pre-determined rate. Cost of material charged to profit or loss for the financial period March 31, 2023, 2024 and 2025 was USD 28,505,000, USD 30,728,000 and USD 35,527,000 respectively. Contract manufacturers charges recognized in profit or loss for the financial year March 31, 2023, 2024 and 2025 was USD 15,288,000, USD 16,596,000 and USD 18,433,000 respectively.